Description of Business (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Nov. 15, 2018
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		23
Number of vessels owned	65
Weighted average capacity	15 years 10 months 24 days
Seven Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		7
Capacity in TEUs		6,000
Aggregate purchase price		$ 116,000
Date of Delivery		Four vessels were delivered in April 2021, two in May 2021 and the seventh vessel in July 2021.
Twelve Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		12
Aggregate purchase price		$ 233,890
Date of Delivery		The Twelve Vessels were delivered in July 2021
Four Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased		4
Capacity in TEUs		5,470
Aggregate purchase price		$ 148,000
Date of Delivery		Three vessels were delivered in September 2021 and the fourth vessel in October 2021
Poseidon Transaction [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased				20
Poseidon Transaction [Member] | Argos [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels sold			1